Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

July 31, 2019

AEDO-QTLY-0919
1.9585372.105

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.3%
	Shares	Value
COMMUNICATION SERVICES - 11.5%
Interactive Media & Services - 11.2%
Adevinta ASA Class B	54,884	$610,387
Cars.com, Inc. (a)	27,083	514,577
XLMedia PLC	658,700	585,564
		1,710,528
Media - 0.3%
Reach PLC	39,300	40,624

TOTAL COMMUNICATION SERVICES		1,751,152

CONSUMER DISCRETIONARY - 26.1%
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	100	1,319
Diversified Consumer Services - 2.0%
Global Dominion Access SA (a)(b)	62,800	301,715
Hotels, Restaurants & Leisure - 2.1%
Melco International Development Ltd.	1,000	2,433
Wyndham Hotels & Resorts, Inc.	5,575	315,266
		317,699
Household Durables - 7.8%
Hamilton Beach Brands Holding Co. Class A	16,700	274,047
Zagg, Inc. (a)	137,940	914,542
		1,188,589
Internet & Direct Marketing Retail - 4.5%
AO World PLC (a)(c)	585,864	520,815
Ocado Group PLC (a)	634	9,603
Pinduoduo, Inc. ADR	100	2,227
Secoo Holding Ltd. ADR (a)	19,300	154,207
Zooplus AG (a)	4	521
		687,373
Multiline Retail - 0.0%
Avenue Supermarts Ltd. (a)(b)	220	4,720
Specialty Retail - 4.6%
Floor & Decor Holdings, Inc. Class A (a)	30	1,175
IAA Spinco, Inc. (a)	15,100	705,925
		707,100
Textiles, Apparel & Luxury Goods - 5.1%
Mavi Jeans Class B (a)(b)	200	1,487
Puma AG	2,000	140,036
Unifi, Inc. (a)	33,823	632,828
		774,351

TOTAL CONSUMER DISCRETIONARY		3,982,866

CONSUMER STAPLES - 1.5%
Food Products - 1.5%
Kaveri Seed Co. Ltd.	34,600	223,719
SunOpta, Inc. (a)	718	2,046
Ulker Biskuvi Sanayi A/S	500	1,662
		227,427
Personal Products - 0.0%
Avon Products, Inc. (a)	700	2,975

TOTAL CONSUMER STAPLES		230,402

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	66	901
FINANCIALS - 1.7%
Capital Markets - 0.0%
Interactive Brokers Group, Inc.	100	5,126
KKR & Co. LP	107	2,862
		7,988
Consumer Finance - 1.4%
Encore Capital Group, Inc. (a)	135	4,857
SLM Corp.	22,327	203,399
		208,256
Diversified Financial Services - 0.2%
Rafael Holdings, Inc. (a)	1,500	31,050
Insurance - 0.1%
Brighthouse Financial, Inc. (a)	85	3,329
Stewart Information Services Corp.	450	17,024
		20,353

TOTAL FINANCIALS		267,647

HEALTH CARE - 7.7%
Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (a)	10,400	611,000
Arjo AB	500	2,019
		613,019
Health Care Providers & Services - 3.7%
Covetrus, Inc. (a)	100	2,367
Elanco Animal Health, Inc.	8,450	278,512
Magellan Health Services, Inc. (a)	4,000	281,360
		562,239

TOTAL HEALTH CARE		1,175,258

INDUSTRIALS - 7.0%
Airlines - 0.1%
AirAsia Group BHD	4,300	2,035
Ryanair Holdings PLC sponsored ADR (a)	50	3,107
Wizz Air Holdings PLC (a)(b)	102	4,384
		9,526
Construction & Engineering - 4.4%
Arcosa, Inc.	17,838	668,925
Professional Services - 2.5%
Gordon Dadds Group PLC	220,100	390,789

TOTAL INDUSTRIALS		1,069,240

INFORMATION TECHNOLOGY - 16.6%
Electronic Equipment & Components - 0.0%
Cardtronics PLC (a)	78	2,221
PAX Global Technology Ltd.	4,000	1,604
		3,825
IT Services - 9.3%
Alliance Data Systems Corp.	4,873	764,671
DXC Technology Co.	46	2,565
Perspecta, Inc.	15,148	353,403
U.S.A. Technologies, Inc. (a)	45,640	300,311
		1,420,950
Software - 5.8%
Black Knight, Inc. (a)	9,719	615,407
Instructure, Inc. (a)	6,400	254,016
Micro Focus International PLC sponsored ADR	217	4,527
Onespan, Inc. (a)	104	1,520
Symantec Corp.	100	2,156
		877,626
Technology Hardware, Storage & Peripherals - 1.5%
Seagate Technology LLC	5,043	233,541

TOTAL INFORMATION TECHNOLOGY		2,535,942

MATERIALS - 0.9%
Chemicals - 0.9%
The Chemours Co. LLC	6,800	129,676
Construction Materials - 0.0%
West China Cement Ltd.	16,000	2,696

TOTAL MATERIALS		132,372

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 6.1%
CorePoint Lodging, Inc.	79,460	932,066
JBG SMITH Properties	103	4,030
		936,096
Real Estate Management & Development - 3.2%
Sunteck Realty Ltd. (a)	84,500	480,502

TOTAL REAL ESTATE		1,416,598

TOTAL COMMON STOCKS
(Cost $13,532,850)		12,562,378

Investment Companies - 10.3%
iShares Russell 3000 ETF	4,526	792,503
SPDR Portfolio Total Stock Market ETF	21,150	782,550
TOTAL INVESTMENT COMPANIES
(Cost $1,406,827)		1,575,053
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.03% to 2.16% 9/12/19 to 10/17/19 (d)
(Cost $39,882)	40,000	39,889
	Shares	Value

Money Market Funds - 17.2%
Fidelity Cash Central Fund 2.43% (e)	894,818	$894,997
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	1,727,073	1,727,246
TOTAL MONEY MARKET FUNDS
(Cost $2,622,243)		2,622,243
TOTAL INVESTMENT IN SECURITIES - 110.1%
(Cost $17,601,802)		16,799,563
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(1,546,710)
NET ASSETS - 100%		$15,252,853

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	Sept. 2019	$78,835	$498	$498
CME E-mini S&P 500 Index Contracts (United States)	5	Sept. 2019	745,575	(1,710)	(1,710)
TOTAL FUTURES CONTRACTS					$(1,212)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $312,306 or 2.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,889.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,095
Fidelity Securities Lending Cash Central Fund	1,786
Total	$4,881

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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